Allowance for Loan and Lease Losses Impaired Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	$ 68,824	$ 146,854
Impaired Financing Receivable, with Related Allowance, Recorded Investment	65,251	111,693
Impaired Financing Receivable, Related Allowance	9,382	18,137
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	58,179	90,347
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	47,968	75,843
Impaired Financing Receivable, Average Investment	166,142	205,500	251,274
Impaired Financing Receivable, Interest Income, Cash Basis Method	3,718	4,730	4,805
Residential Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	67,663	77,501
Impaired Financing Receivable, with Related Allowance, Recorded Investment	64,079	75,111
Impaired Financing Receivable, Related Allowance	9,134	12,568
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	34,898	25,602
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	26,393	20,163
Impaired Financing Receivable, Average Investment	93,722	91,250	87,037
Impaired Financing Receivable, Interest Income, Cash Basis Method	2,805	2,457	1,696
Commercial Loan [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	12,356
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	2,615
Impaired Financing Receivable, Related Allowance	0	371
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	5,413
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	4,446
Impaired Financing Receivable, Average Investment	3,972	9,130	7,945
Impaired Financing Receivable, Interest Income, Cash Basis Method	2	43	361
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,161	56,997
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,172	33,967
Impaired Financing Receivable, Related Allowance	248	5,198
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	23,281	59,332
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	21,575	51,234
Impaired Financing Receivable, Average Investment	68,448	105,120	156,292
Impaired Financing Receivable, Interest Income, Cash Basis Method	$ 911	$ 2,230	$ 2,748